Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Communication Services: 8.0%
64,318		Activision Blizzard, Inc.	$5,504,978	0.2
537,885	(1)	Alphabet, Inc. - Class A	55,794,811	1.8
468,903	(1)	Alphabet, Inc. - Class C	48,765,912	1.5
643,728		AT&T, Inc.	12,391,764	0.4
9,512	(1)	Charter Communications, Inc.	3,401,586	0.1
379,898		Comcast Corp. – Class A	14,401,933	0.5
22,644	(1)	Dish Network Corp. - Class A	211,269	0.0
23,527		Electronic Arts, Inc.	2,833,827	0.1
26,815		Fox Corp. - Class A	913,051	0.0
12,552		Fox Corp. - Class B	393,003	0.0
35,001		Interpublic Group of Cos., Inc.	1,303,437	0.0
12,868	(1)	Live Nation Entertainment, Inc.	900,760	0.0
25,162	(1)	Match Group, Inc.	965,969	0.0
201,008	(1)	Meta Platforms, Inc.	42,601,636	1.4
40,219	(1)	NetFlix, Inc.	13,894,860	0.4
34,445		News Corp - Class A	594,865	0.0
10,621		News Corp - Class B	185,124	0.0
18,370		Omnicom Group	1,733,026	0.1
45,497		Paramount Global - Class B	1,015,038	0.0
14,319	(1)	Take-Two Interactive Software, Inc.	1,708,257	0.1
53,491	(1)	T-Mobile US, Inc.	7,747,636	0.3
379,291		Verizon Communications, Inc.	14,750,627	0.5
164,979	(1)	Walt Disney Co.	16,519,347	0.5
199,570	(1)	Warner Bros Discovery, Inc.	3,013,507	0.1
			251,546,223	8.0

		Consumer Discretionary: 9.9%
5,416		Advance Auto Parts, Inc.	658,640	0.0
805,123	(1)	Amazon.com, Inc.	83,161,155	2.6
24,469	(1)	Aptiv PLC	2,745,177	0.1
1,695	(1)	Autozone, Inc.	4,166,564	0.1
20,574		Bath & Body Works, Inc.	752,597	0.0
17,784		Best Buy Co., Inc.	1,391,954	0.1
3,503	(1)	Booking Holdings, Inc.	9,291,392	0.3
21,094		BorgWarner, Inc.	1,035,926	0.0
19,330	(1)	Caesars Entertainment, Inc.	943,497	0.0
14,235	(1)	Carmax, Inc.	915,026	0.0
90,217	(1)	Carnival Corp.	915,703	0.0
2,497	(1)	Chipotle Mexican Grill, Inc.	4,265,600	0.1
28,197		D.R. Horton, Inc.	2,754,565	0.1
11,026		Darden Restaurants, Inc.	1,710,794	0.1
3,189		Domino's Pizza, Inc.	1,051,955	0.0
49,007		eBay, Inc.	2,174,441	0.1
11,323	(1)	Etsy, Inc.	1,260,590	0.0
13,350	(1)	Expedia Group, Inc.	1,295,351	0.0
353,593		Ford Motor Co.	4,455,272	0.1
13,813		Garmin Ltd.	1,394,008	0.1
125,949		General Motors Co.	4,619,809	0.2
12,730		Genuine Parts Co.	2,129,856	0.1
11,696		Hasbro, Inc.	627,958	0.0
24,063		Hilton Worldwide Holdings, Inc.	3,389,755	0.1
92,043		Home Depot, Inc.	27,163,730	0.9
29,602	(1)	Las Vegas Sands Corp.	1,700,635	0.1
22,951		Lennar Corp. - Class A	2,412,380	0.1
22,866		LKQ Corp.	1,297,874	0.1
54,611		Lowe's Cos, Inc.	10,920,562	0.4
24,299		Marriott International, Inc.	4,034,606	0.1
66,145		McDonald's Corp.	18,494,804	0.6
28,415		MGM Resorts International	1,262,194	0.0
4,751	(1)	Mohawk Industries, Inc.	476,145	0.0
33,907		Newell Brands, Inc.	421,803	0.0
112,496		Nike, Inc. - Class B	13,796,509	0.4
37,962	(1)	Norwegian Cruise Line Holdings Ltd.	510,589	0.0
273	(1)	NVR, Inc.	1,521,208	0.1
5,637	(1)	O'Reilly Automotive, Inc.	4,785,700	0.2
3,518		Pool Corp.	1,204,704	0.0
20,524		Pulte Group, Inc.	1,196,139	0.0
3,702		Ralph Lauren Corp.	431,912	0.0
31,100		Ross Stores, Inc.	3,300,643	0.1
19,770	(1)	Royal Caribbean Cruises Ltd.	1,290,981	0.0
103,793		Starbucks Corp.	10,807,965	0.4
21,320		Tapestry, Inc.	919,105	0.0
242,887	(1)	Tesla, Inc.	50,389,337	1.6
104,353		TJX Cos., Inc.	8,177,101	0.3
9,976		Tractor Supply Co.	2,344,759	0.1
4,614	(1)	Ulta Beauty, Inc.	2,517,721	0.1
29,754		VF Corp.	681,664	0.0
4,908		Whirlpool Corp.	647,954	0.0
9,289	(1)	Wynn Resorts Ltd.	1,039,532	0.0
25,287		Yum! Brands, Inc.	3,339,907	0.1
			314,195,748	9.9

		Consumer Staples: 7.1%
161,452		Altria Group, Inc.	7,203,988	0.2
49,488		Archer-Daniels-Midland Co.	3,942,214	0.1
16,473		Brown-Forman Corp. - Class B	1,058,720	0.0
13,485		Bunge Ltd.	1,288,087	0.0
18,093		Campbell Soup Co.	994,753	0.0
22,024		Church & Dwight Co., Inc.	1,947,142	0.1
11,156		Clorox Co.	1,765,325	0.1
351,491		Coca-Cola Co.	21,802,987	0.7
75,428		Colgate-Palmolive Co.	5,668,414	0.2
43,175		Conagra Brands, Inc.	1,621,653	0.1
14,663		Constellation Brands, Inc.	3,312,225	0.1
40,073		Costco Wholesale Corp.	19,911,072	0.6
20,191		Dollar General Corp.	4,249,398	0.1
18,777	(1)	Dollar Tree, Inc.	2,695,438	0.1
20,923		Estee Lauder Cos., Inc.	5,156,683	0.2
53,248		General Mills, Inc.	4,550,574	0.1
13,273		Hershey Co.	3,376,784	0.1
26,079		Hormel Foods Corp.	1,040,031	0.0
9,631		JM Smucker Co.	1,515,630	0.1
23,059		Kellogg Co.	1,544,031	0.1
76,741		Keurig Dr Pepper, Inc.	2,707,423	0.1
30,480		Kimberly-Clark Corp.	4,091,026	0.1
71,905		Kraft Heinz Co.	2,780,566	0.1
58,828		Kroger Co.	2,904,338	0.1
12,957		Lamb Weston Holdings, Inc.	1,354,266	0.0
22,643		McCormick & Co., Inc.	1,884,124	0.1
16,936		Molson Coors Beverage Co.	875,252	0.0

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

123,120		Mondelez International, Inc.	8,583,926	0.3
68,794	(1)	Monster Beverage Corp.	3,715,564	0.1
124,379		PepsiCo, Inc.	22,674,292	0.7
140,001		Philip Morris International, Inc.	13,615,097	0.4
213,054		Procter & Gamble Co.	31,678,999	1.0
45,842		Sysco Corp.	3,540,378	0.1
41,571		Target Corp.	6,885,405	0.2
25,794		Tyson Foods, Inc.	1,530,100	0.1
64,664		Walgreens Boots Alliance, Inc.	2,236,081	0.1
126,645		Walmart, Inc.	18,673,805	0.6
			224,375,791	7.1

		Energy: 4.5%
28,964		APA Corp.	1,044,442	0.0
90,852		Baker Hughes Co.	2,621,989	0.1
160,656		Chevron Corp.	26,212,633	0.8
110,526		ConocoPhillips	10,965,284	0.3
71,031		Coterra Energy, Inc.	1,743,101	0.1
59,036		Devon Energy Corp.	2,987,812	0.1
16,597		Diamondback Energy, Inc.	2,243,416	0.1
53,047		EOG Resources, Inc.	6,080,778	0.2
33,066		EQT Corp.	1,055,136	0.0
371,896		Exxon Mobil Corp.	40,782,115	1.3
81,803		Halliburton Co.	2,588,247	0.1
25,059		Hess Corp.	3,316,308	0.1
178,655		Kinder Morgan, Inc.	3,128,249	0.1
57,212		Marathon Oil Corp.	1,370,799	0.0
41,001		Marathon Petroleum Corp.	5,528,165	0.2
65,667		Occidental Petroleum Corp.	4,099,591	0.1
40,364		Oneok, Inc.	2,564,729	0.1
42,084		Phillips 66	4,266,476	0.1
21,458		Pioneer Natural Resources Co.	4,382,582	0.1
128,257		Schlumberger NV	6,297,419	0.2
20,394		Targa Resources Corp.	1,487,742	0.1
34,817		Valero Energy Corp.	4,860,453	0.2
109,997		Williams Cos., Inc.	3,284,510	0.1
			142,911,976	4.5

		Financials: 12.6%
50,563		Aflac, Inc.	3,262,325	0.1
23,751		Allstate Corp.	2,631,848	0.1
53,766		American Express Co.	8,868,702	0.3
67,098		American International Group, Inc.	3,379,055	0.1
9,510		Ameriprise Financial, Inc.	2,914,815	0.1
18,550		Aon PLC	5,848,630	0.2
33,403	(1)	Arch Capital Group Ltd.	2,267,062	0.1
19,154		Arthur J. Gallagher & Co.	3,664,352	0.1
4,759		Assurant, Inc.	571,413	0.0
630,319		Bank of America Corp.	18,027,123	0.6
66,426		Bank of New York Mellon Corp.	3,018,397	0.1
162,713	(1)	Berkshire Hathaway, Inc. – Class B	50,240,893	1.6
13,531		Blackrock, Inc.	9,053,863	0.3
21,177		Brown & Brown, Inc.	1,215,983	0.0
34,435		Capital One Financial Corp.	3,311,270	0.1
9,557		Cboe Global Markets, Inc.	1,282,932	0.0
137,751		Charles Schwab Corp.	7,215,397	0.2
37,483		Chubb Ltd.	7,278,449	0.2
14,160		Cincinnati Financial Corp.	1,587,053	0.1
174,917		Citigroup, Inc.	8,201,858	0.3
44,367		Citizens Financial Group, Inc.	1,347,426	0.0
32,487		CME Group, Inc.	6,221,910	0.2
11,797		Comerica, Inc.	512,226	0.0
24,113		Discover Financial Services	2,383,329	0.1
3,528		Everest Re Group Ltd.	1,263,095	0.0
3,455		Factset Research Systems, Inc.	1,434,136	0.1
53,588		Fidelity National Information Services, Inc.	2,911,436	0.1
61,836		Fifth Third Bancorp	1,647,311	0.1
16,778		First Republic Bank	234,724	0.0
57,349	(1)	Fiserv, Inc.	6,482,157	0.2
6,644	(1)	FleetCor Technologies, Inc.	1,400,887	0.0
25,590		Franklin Resources, Inc.	689,395	0.0
23,759		Global Payments, Inc.	2,500,397	0.1
8,149		Globe Life, Inc.	896,553	0.0
30,582		Goldman Sachs Group, Inc.	10,003,678	0.3
28,457		Hartford Financial Services Group, Inc.	1,983,168	0.1
129,972		Huntington Bancshares, Inc.	1,455,686	0.1
50,470		Intercontinental Exchange, Inc.	5,263,516	0.2
40,972		Invesco Ltd.	671,941	0.0
6,572		Jack Henry & Associates, Inc.	990,532	0.0
264,897		JPMorgan Chase & Co.	34,518,728	1.1
84,049		Keycorp	1,052,293	0.0
13,872		Lincoln National Corp.	311,704	0.0
17,753		Loews Corp.	1,030,029	0.0
15,288		M&T Bank Corp.	1,827,986	0.1
3,391		MarketAxess Holdings, Inc.	1,326,864	0.0
44,684		Marsh & McLennan Cos., Inc.	7,442,120	0.2
76,196		Mastercard, Inc. - Class A	27,690,388	0.9
59,520		Metlife, Inc.	3,448,589	0.1
14,228		Moody's Corp.	4,354,053	0.1
117,990		Morgan Stanley	10,359,522	0.3
7,221		MSCI, Inc. - Class A	4,041,522	0.1
30,538		Nasdaq, Inc.	1,669,512	0.1
18,776		Northern Trust Corp.	1,654,729	0.1
102,174	(1)	PayPal Holdings, Inc.	7,759,094	0.2
36,214		PNC Financial Services Group, Inc.	4,602,799	0.2
20,500		Principal Financial Group, Inc.	1,523,560	0.1
52,822		Progressive Corp.	7,556,715	0.2
33,234		Prudential Financial, Inc.	2,749,781	0.1
17,504		Raymond James Financial, Inc.	1,632,598	0.1
84,182		Regions Financial Corp.	1,562,418	0.1
29,730		S&P Global, Inc.	10,250,012	0.3
31,520		State Street Corp.	2,385,749	0.1
39,469		Synchrony Financial	1,147,759	0.0
20,256		T. Rowe Price Group, Inc.	2,286,902	0.1
20,871		Travelers Cos, Inc.	3,577,498	0.1
119,826		Truist Financial Corp.	4,086,067	0.1
125,821		US Bancorp	4,535,847	0.1

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

146,749		Visa, Inc. - Class A	33,086,030	1.0
344,125		Wells Fargo & Co.	12,863,393	0.4
9,641		Willis Towers Watson PLC	2,240,376	0.1
18,415		WR Berkley Corp.	1,146,518	0.0
13,479		Zions Bancorp NA	403,426	0.0
			400,259,504	12.6

		Health Care: 13.9%
157,462		Abbott Laboratories	15,944,602	0.5
159,711		AbbVie, Inc.	25,453,142	0.8
26,719		Agilent Technologies, Inc.	3,696,306	0.1
6,560	(1)	Align Technology, Inc.	2,191,958	0.1
14,590		AmerisourceBergen Corp.	2,336,005	0.1
48,223		Amgen, Inc.	11,657,910	0.4
45,577		Baxter International, Inc.	1,848,603	0.1
25,639		Becton Dickinson & Co.	6,346,678	0.2
13,005	(1)	Biogen, Inc.	3,615,780	0.1
1,940	(1)	Bio-Rad Laboratories, Inc.	929,299	0.0
14,203		Bio-Techne Corp.	1,053,721	0.0
129,352	(1)	Boston Scientific Corp.	6,471,481	0.2
192,013		Bristol-Myers Squibb Co.	13,308,421	0.4
23,267		Cardinal Health, Inc.	1,756,659	0.1
16,212	(1)	Catalent, Inc.	1,065,291	0.0
49,738	(1)	Centene Corp.	3,143,939	0.1
4,584	(1)	Charles River Laboratories International, Inc.	925,143	0.0
26,973		Cigna Corp.	6,892,411	0.2
4,445		Cooper Cos., Inc.	1,659,585	0.1
115,968		CVS Health Corp.	8,617,582	0.3
59,195		Danaher Corp.	14,919,508	0.5
4,951	(1)	DaVita, Inc.	401,576	0.0
19,361		Dentsply Sirona, Inc.	760,500	0.0
34,897	(1)	DexCom, Inc.	4,054,333	0.1
55,835	(1)	Edwards Lifesciences Corp.	4,619,230	0.1
21,569		Elevance Health, Inc.	9,917,642	0.3
71,223		Eli Lilly & Co.	24,459,403	0.8
32,812	(1)	GE HealthCare Technologies, Inc.	2,691,568	0.1
112,616		Gilead Sciences, Inc.	9,343,750	0.3
19,149		HCA Healthcare, Inc.	5,049,208	0.2
12,211	(1)	Henry Schein, Inc.	995,685	0.0
22,266	(1)	Hologic, Inc.	1,796,866	0.1
11,286		Humana, Inc.	5,478,902	0.2
7,479	(1)	Idexx Laboratories, Inc.	3,740,098	0.1
14,206	(1)	Illumina, Inc.	3,303,605	0.1
16,713	(1)	Incyte Corp., Ltd.	1,207,849	0.0
6,272	(1)	Insulet Corp.	2,000,517	0.1
31,644	(1)	Intuitive Surgical, Inc.	8,084,093	0.3
16,771	(1)	IQVIA Holdings, Inc.	3,335,584	0.1
236,114		Johnson & Johnson	36,597,670	1.2
7,982		Laboratory Corp. of America Holdings	1,831,230	0.1
12,367		McKesson Corp.	4,403,270	0.1
120,128		Medtronic PLC	9,684,719	0.3
228,971		Merck & Co., Inc.	24,360,225	0.8
1,996	(1)	Mettler Toledo International, Inc.	3,054,299	0.1
29,838	(1)	Moderna, Inc.	4,582,520	0.1
5,261	(1)	Molina Healthcare, Inc.	1,407,265	0.0
22,915		Organon & Co.	538,961	0.0
11,408		PerkinElmer, Inc.	1,520,230	0.0
506,937		Pfizer, Inc.	20,683,030	0.7
10,024		Quest Diagnostics, Inc.	1,418,196	0.0
9,709	(1)	Regeneron Pharmaceuticals, Inc.	7,977,594	0.2
13,267		Resmed, Inc.	2,905,340	0.1
8,993		STERIS Public Ltd. Co.	1,720,181	0.1
30,449		Stryker Corp.	8,692,276	0.3
4,226		Teleflex, Inc.	1,070,488	0.0
35,419		Thermo Fisher Scientific, Inc.	20,414,449	0.6
84,381		UnitedHealth Group, Inc.	39,877,617	1.3
5,780		Universal Health Services, Inc.	734,638	0.0
23,218	(1)	Vertex Pharmaceuticals, Inc.	7,315,295	0.2
109,247		Viatris, Inc.	1,050,956	0.0
5,352	(1)	Waters Corp.	1,657,140	0.1
6,686		West Pharmaceutical Services, Inc.	2,316,498	0.1
18,952		Zimmer Biomet Holdings, Inc.	2,448,598	0.1
42,091		Zoetis, Inc.	7,005,626	0.2
			440,342,744	13.9

		Industrials: 8.5%
49,795		3M Co.	5,233,952	0.2
11,426	(1)	Alaska Air Group, Inc.	479,435	0.0
7,914		Allegion Public Ltd.	844,661	0.0
58,548	(1)	American Airlines Group, Inc.	863,583	0.0
20,740		Ametek, Inc.	3,014,144	0.1
11,429		AO Smith Corp.	790,315	0.0
37,420		Automatic Data Processing, Inc.	8,330,815	0.3
50,785	(1)	Boeing Co.	10,788,258	0.3
10,599		Broadridge Financial Solutions, Inc. ADR	1,553,495	0.1
75,337		Carrier Global Corp.	3,446,668	0.1
46,998		Caterpillar, Inc.	10,755,022	0.3
10,604		CH Robinson Worldwide, Inc.	1,053,720	0.0
7,801		Cintas Corp.	3,609,367	0.1
38,713	(1)	Copart, Inc.	2,911,605	0.1
36,728	(1)	CoStar Group, Inc.	2,528,723	0.1
189,868		CSX Corp.	5,684,648	0.2
12,761		Cummins, Inc.	3,048,348	0.1
24,421		Deere & Co.	10,082,943	0.3
57,910	(1)	Delta Air Lines, Inc.	2,022,217	0.1
12,644		Dover Corp.	1,921,129	0.1
35,916		Eaton Corp. PLC	6,153,847	0.2
51,603		Emerson Electric Co.	4,496,685	0.1
11,063		Equifax, Inc.	2,244,019	0.1
14,336		Expeditors International Washington, Inc.	1,578,680	0.1
51,598		Fastenal Co.	2,783,196	0.1
20,970		FedEx Corp.	4,791,435	0.2
31,874		Fortive Corp.	2,172,851	0.1
5,708	(1)	Generac Holdings, Inc.	616,521	0.0
20,323		General Dynamics Corp.	4,637,912	0.2
98,435		General Electric Co.	9,410,386	0.3
60,340		Honeywell International, Inc.	11,532,181	0.4
33,170		Howmet Aerospace, Inc.	1,405,413	0.0
3,595		Huntington Ingalls Industries, Inc.	744,237	0.0
6,794		IDEX Corp.	1,569,618	0.1
25,071		Illinois Tool Works, Inc.	6,103,535	0.2
36,569		Ingersoll Rand, Inc.	2,127,584	0.1
11,496		Jacobs Solutions, Inc.	1,350,895	0.0
7,495		JB Hunt Transport Services, Inc.	1,315,073	0.0

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

62,043		Johnson Controls International plc	3,736,229	0.1
17,195		L3Harris Technologies, Inc.	3,374,347	0.1
12,314		Leidos Holdings, Inc.	1,133,627	0.0
20,520		Lockheed Martin Corp.	9,700,420	0.3
20,317		Masco Corp.	1,010,161	0.0
4,845		Nordson Corp.	1,076,850	0.0
20,571		Norfolk Southern Corp.	4,361,052	0.1
12,993		Northrop Grumman Corp.	5,999,128	0.2
8,182		Old Dominion Freight Line	2,788,753	0.1
37,529		Otis Worldwide Corp.	3,167,448	0.1
47,142		Paccar, Inc.	3,450,794	0.1
11,584		Parker Hannifin Corp.	3,893,498	0.1
28,973		Paychex, Inc.	3,320,016	0.1
14,819		Pentair PLC	819,046	0.0
12,905		Quanta Services, Inc.	2,150,489	0.1
132,300		Raytheon Technologies Corp.	12,956,139	0.4
18,550		Republic Services, Inc.	2,508,331	0.1
9,774		Robert Half International, Inc.	787,491	0.0
10,366		Rockwell Automation, Inc.	3,041,903	0.1
20,852		Rollins, Inc.	782,576	0.0
4,789		Snap-On, Inc.	1,182,356	0.0
53,670		Southwest Airlines Co.	1,746,422	0.1
13,328		Stanley Black & Decker, Inc.	1,073,970	0.0
18,808		Textron, Inc.	1,328,409	0.0
20,688		Trane Technologies PLC	3,806,178	0.1
4,684		TransDigm Group, Inc.	3,452,342	0.1
55,258		Union Pacific Corp.	11,121,225	0.4
29,452	(1)	United Airlines Holdings, Inc.	1,303,251	0.0
65,910		United Parcel Service, Inc. - Class B	12,785,881	0.4
6,264		United Rentals, Inc.	2,479,041	0.1
14,123		Verisk Analytics, Inc.	2,709,639	0.1
33,543		Waste Management, Inc.	5,473,211	0.2
16,384		Westinghouse Air Brake Technologies Corp.	1,655,767	0.1
4,061		WW Grainger, Inc.	2,797,257	0.1
16,236		Xylem, Inc.	1,699,909	0.1
			268,670,272	8.5

		Information Technology: 25.6%
56,872		Accenture PLC	16,254,586	0.5
41,344	(1)	Adobe, Inc.	15,932,737	0.5
145,612	(1)	Advanced Micro Devices, Inc.	14,271,432	0.5
14,165	(1)	Akamai Technologies, Inc.	1,109,119	0.0
53,699		Amphenol Corp.	4,388,282	0.1
45,774		Analog Devices, Inc.	9,027,548	0.3
7,867	(1)	ANSYS, Inc.	2,618,138	0.1
1,343,067		Apple, Inc.	221,471,748	7.0
76,138		Applied Materials, Inc.	9,352,030	0.3
22,353	(1)	Arista Networks, Inc.	3,752,175	0.1
19,486	(1)	Autodesk, Inc.	4,056,206	0.1
37,739		Broadcom, Inc.	24,211,078	0.8
24,773	(1)	Cadence Design Systems, Inc.	5,204,560	0.2
12,227		CDW Corp.	2,382,920	0.1
13,837	(1)	Ceridian HCM Holding, Inc.	1,013,145	0.0
371,002		Cisco Systems, Inc.	19,394,130	0.6
45,968		Cognizant Technology Solutions Corp.	2,800,830	0.1
68,747		Corning, Inc.	2,425,394	0.1
20,726	(1)	DXC Technology Co.	529,757	0.0
12,275	(1)	Enphase Energy, Inc.	2,581,187	0.1
5,181	(1)	EPAM Systems, Inc.	1,549,119	0.1
5,430	(1)	F5, Inc.	791,097	0.0
2,272	(1)	Fair Isaac Corp.	1,596,512	0.1
8,954	(1)	First Solar, Inc.	1,947,495	0.1
58,559	(1)	Fortinet, Inc.	3,891,831	0.1
7,137	(1)	Gartner, Inc.	2,325,020	0.1
51,370		Gen Digital, Inc.	881,509	0.0
115,915		Hewlett Packard Enterprise Co.	1,846,526	0.1
78,054		HP, Inc.	2,290,885	0.1
373,612		Intel Corp.	12,205,904	0.4
81,651		International Business Machines Corp.	10,703,630	0.3
25,393		Intuit, Inc.	11,320,961	0.4
29,238		Juniper Networks, Inc.	1,006,372	0.0
16,107	(1)	Keysight Technologies, Inc.	2,600,958	0.1
12,506		KLA Corp.	4,992,020	0.2
12,186		Lam Research Corp.	6,460,042	0.2
49,549		Microchip Technology, Inc.	4,151,215	0.1
98,544		Micron Technology, Inc.	5,946,145	0.2
672,210		Microsoft Corp.	193,798,143	6.1
4,042		Monolithic Power Systems, Inc.	2,023,183	0.1
15,100		Motorola Solutions, Inc.	4,320,563	0.1
19,582		NetApp, Inc.	1,250,311	0.0
222,162		Nvidia Corp.	61,709,939	2.0
23,402		NXP Semiconductor NV - NXPI - US	4,363,888	0.1
38,956	(1)	ON Semiconductor Corp.	3,206,858	0.1
138,794		Oracle Corp.	12,896,738	0.4
4,379	(1)	Paycom Software, Inc.	1,331,260	0.0
9,612	(1)	PTC, Inc.	1,232,547	0.0
9,021	(1)	Qorvo, Inc.	916,263	0.0
100,695		Qualcomm, Inc.	12,846,668	0.4
9,578		Roper Technologies, Inc.	4,220,929	0.1
90,310	(1)	Salesforce, Inc.	18,042,132	0.6
17,297		Seagate Technology Holdings PLC	1,143,678	0.0
18,333	(1)	ServiceNow, Inc.	8,519,712	0.3
14,357		Skyworks Solutions, Inc.	1,693,839	0.1
5,035	(1)	SolarEdge Technologies, Inc.	1,530,388	0.1
13,775	(1)	Synopsys, Inc.	5,320,594	0.2
28,655		TE Connectivity Ltd.	3,758,103	0.1
4,233	(1)	Teledyne Technologies, Inc.	1,893,675	0.1
14,032		Teradyne, Inc.	1,508,580	0.0
81,839		Texas Instruments, Inc.	15,222,872	0.5
22,218	(1)	Trimble, Inc.	1,164,668	0.0
3,751	(1)	Tyler Technologies, Inc.	1,330,255	0.0
8,309	(1)	VeriSign, Inc.	1,755,941	0.1
28,838	(1)	Western Digital Corp.	1,086,327	0.0
4,651	(1)	Zebra Technologies Corp.	1,479,018	0.0
			808,851,315	25.6

		Materials: 2.6%
20,056		Air Products & Chemicals, Inc.	5,760,284	0.2
10,580		Albemarle Corp.	2,338,603	0.1
134,142		Amcor PLC	1,526,536	0.1
7,294		Avery Dennison Corp.	1,305,115	0.0

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

28,280	Ball Corp.	1,558,511	0.1
8,987	Celanese Corp. - Series A	978,594	0.0
17,674	CF Industries Holdings, Inc.	1,281,188	0.0
64,367	Corteva, Inc.	3,881,974	0.1
63,658	Dow, Inc.	3,489,731	0.1
41,373	DuPont de Nemours, Inc.	2,969,340	0.1
10,810	Eastman Chemical Co.	911,715	0.0
22,379	Ecolab, Inc.	3,704,396	0.1
11,348	FMC Corp.	1,385,931	0.0
129,082	Freeport-McMoRan, Inc.	5,280,745	0.2
23,026	International Flavors & Fragrances, Inc.	2,117,471	0.1
32,041	International Paper Co.	1,155,398	0.0
44,481	Linde PLC	15,810,327	0.5
22,937	LyondellBasell Industries NV - Class A	2,153,555	0.1
5,594	Martin Marietta Materials, Inc.	1,986,206	0.1
30,673	Mosaic Co.	1,407,277	0.0
71,682	Newmont Corp.	3,513,852	0.1
22,848	Nucor Corp.	3,529,331	0.1
8,336	Packaging Corp. of America	1,157,287	0.0
21,225	PPG Industries, Inc.	2,835,235	0.1
13,032	Sealed Air Corp.	598,299	0.0
21,297	Sherwin-Williams Co.	4,786,927	0.2
15,026	Steel Dynamics, Inc.	1,698,840	0.1
12,003	Vulcan Materials Co.	2,059,235	0.1
22,909	WestRock Co.	698,037	0.0
		81,879,940	2.6

	Real Estate: 2.5%
14,225	Alexandria Real Estate Equities, Inc.	1,786,518	0.1
42,049	American Tower Corp.	8,592,293	0.3
12,634	AvalonBay Communities, Inc.	2,123,270	0.1
12,851	Boston Properties, Inc.	695,496	0.0
9,946	Camden Property Trust	1,042,739	0.0
28,533	(1) CBRE Group, Inc.	2,077,488	0.1
39,104	Crown Castle, Inc.	5,233,679	0.2
25,966	Digital Realty Trust, Inc.	2,552,717	0.1
8,357	Equinix, Inc.	6,025,731	0.2
30,758	Equity Residential	1,845,480	0.1
5,834	Essex Property Trust, Inc.	1,220,123	0.0
12,094	Extra Space Storage, Inc.	1,970,475	0.1
6,584	Federal Realty Investment Trust	650,697	0.0
49,380	Healthpeak Properties, Inc.	1,084,879	0.0
64,415	Host Hotels & Resorts, Inc.	1,062,203	0.0
52,326	Invitation Homes, Inc.	1,634,141	0.1
26,190	Iron Mountain, Inc.	1,385,713	0.0
55,715	Kimco Realty Corp.	1,088,114	0.0
10,403	Mid-America Apartment Communities, Inc.	1,571,269	0.1
83,363	ProLogis, Inc.	10,401,202	0.3
14,276	Public Storage, Inc.	4,313,351	0.1
56,638	Realty Income Corp.	3,586,318	0.1
13,874	Regency Centers Corp.	848,811	0.0
9,750	SBA Communications Corp.	2,545,432	0.1
29,526	Simon Property Group, Inc.	3,306,026	0.1
27,929	UDR, Inc.	1,146,765	0.0
36,123	Ventas, Inc.	1,565,932	0.0
90,643	VICI Properties, Inc.	2,956,775	0.1
42,673	Welltower, Inc.	3,059,227	0.1
66,297	Weyerhaeuser Co.	1,997,529	0.1
		79,370,393	2.5

	Utilities: 2.8%
60,174	AES Corp.	1,448,990	0.0
22,614	Alliant Energy Corp.	1,207,588	0.0
23,347	Ameren Corp.	2,016,947	0.1
46,407	American Electric Power Co., Inc.	4,222,573	0.1
17,427	American Water Works Co., Inc.	2,552,881	0.1
12,929	Atmos Energy Corp.	1,452,703	0.0
56,713	Centerpoint Energy, Inc.	1,670,765	0.1
26,304	CMS Energy Corp.	1,614,540	0.1
32,048	Consolidated Edison, Inc.	3,066,032	0.1
29,533	Constellation Energy Corp.	2,318,341	0.1
75,253	Dominion Energy, Inc.	4,207,395	0.1
17,497	DTE Energy Co.	1,916,621	0.1
69,539	Duke Energy Corp.	6,708,427	0.2
34,487	Edison International	2,434,437	0.1
18,377	Entergy Corp.	1,979,938	0.1
20,678	Evergy, Inc.	1,263,839	0.0
31,456	Eversource Energy	2,461,747	0.1
89,745	Exelon Corp.	3,759,418	0.1
49,053	FirstEnergy Corp.	1,965,063	0.1
179,460	NextEra Energy, Inc.	13,832,777	0.4
36,587	NiSource, Inc.	1,022,973	0.0
20,755	NRG Energy, Inc.	711,689	0.0
145,402	(1) PG&E Corp.	2,351,150	0.1
10,192	Pinnacle West Capital Corp.	807,614	0.0
66,333	PPL Corp.	1,843,394	0.1
45,060	Public Service Enterprise Group, Inc.	2,813,997	0.1
28,387	Sempra Energy	4,290,979	0.1
98,318	Southern Co.	6,840,966	0.2
28,487	WEC Energy Group, Inc.	2,700,283	0.1
49,422	Xcel Energy, Inc.	3,333,020	0.1
		88,817,087	2.8

	Total Common Stock
	(Cost $3,069,072,254)	3,101,220,993	98.0

	Assets in Excess of Other Liabilities	64,645,476	2.0
	Net Assets	$3,165,866,469	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$3,101,220,993	$–	$–	$3,101,220,993
Total Investments, at fair value	$3,101,220,993	$–	$–	$3,101,220,993
Other Financial Instruments+
Futures	2,221,733	–	–	2,221,733
Total Assets	$3,103,442,726	$–	$–	$3,103,442,726

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, the following futures contracts were outstanding for Voya VACS Index Series S Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	289	06/16/23	$59,790,488	$2,221,733
			$59,790,488	$2,221,733

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $3,069,072,254.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$151,007,490
Gross Unrealized Depreciation	(116,637,018)
Net Unrealized Appreciation	$34,370,472